                          KEMPER TAX-FREE INCOME FUNDS
                            SUPPLEMENT TO PROSPECTUS
                            DATED NOVEMBER 10, 1995

                     Kemper National Tax Free Income Series
                     comprised of the following two series:
                           Kemper Municipal Bond Fund
                    Kemper Intermediate Municipal Bond Fund
                      Kemper State Tax-Free Income Series
                    comprised of the following eight series:
                     Kemper California Tax-Free Income Fund
                      Kemper Florida Tax-Free Income Fund
                      Kemper New York Tax-Free Income Fund
                        Kemper Ohio Tax-Free Income Fund
                       Kemper Texas Tax-Free Income Fund
                    Kemper Pennsylvania Tax-Free Income Fund
                      Kemper Michigan Tax-Free Income Fund
                     Kemper New Jersey Tax-Free Income Fund
                           -------------------------

                           KEMPER GLOBAL INCOME FUND
                           KEMPER INTERNATIONAL FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1996
                           -------------------------

                              KEMPER EQUITY FUNDS
                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 1, 1996

                             Kemper Blue Chip Fund
                               Kemper Growth Fund
                        Kemper Quantitative Equity Fund
                    Kemper Small Capitalization Equity Fund
                             Kemper Technology Fund
                            Kemper Total Return Fund
                            Kemper Value+Growth Fund
                           -------------------------

                           KEMPER FIXED INCOME FUNDS
                            SUPPLEMENT TO PROSPECTUS
                             DATED DECEMBER 1, 1995

                  Kemper Adjustable Rate U.S. Government Fund
                         Kemper Diversified Income Fund
                     Kemper U.S. Government Securities Fund
                             Kemper High Yield Fund
                  Kemper Income and Capital Preservation Fund
              Kemper Portfolios comprised of the following series:
                           Kemper Cash Reserves Fund
                           Kemper U.S. Mortgage Fund
                   Kemper Short-Intermediate Government Fund
                           -------------------------

INVESTMENT MANAGER
     Kemper Financial Services, Inc., the investment manager for the Fund, has changed its name to Zurich Kemper Investments, Inc. ("ZKI"). ZKI is an indirect subsidiary of Zurich Insurance Company, an internationally recognized company providing services in life and non-life insurance, reinsurance and asset management. See "Investment Manager and Underwriter" in the prospectus.
     With respect to the Fixed Income Government Funds, Richard L. Vandenberg has been a portfolio co-manager since March, 1996. Mr. Vandenberg joined ZKI in March, 1996 and is a Vice President of these Funds. Immediately prior to joining ZKI, he was a senior vice president and portfolio manager of an investment management firm. He received a B.B.A. and M.B.A., both in Finance, Investments and Banking, from the University of Wisconsin, Madison, Wisconsin.
     With respect to the Kemper Technology Fund, Frank D. Korth is the portfolio manager and has served as co-manager since January, 1994.

ADMINISTRATIVE SERVICES
     As reflected under "Administrative Services" in the prospectus, Kemper Distributors, Inc. ("KDI"), the principal underwriter and administrator for the Fund, is paid an administrative service fee by the Fund of up to .25% of average daily net assets of Class A, B and C shares of the Fund. KDI then pays financial services firms a service fee at an annual rate of up to .25% of net assets of each such class of those accounts in the Fund that the firms maintain and service. In addition, KDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

PURCHASE OF SHARES
     As reflected under "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares" in the prospectus, Class A shares of the Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which ZKI or an affiliate does not serve as investment manager ("non-Kemper fund") provided that certain conditions specified therein are satisfied including the condition that the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper fund shares. Effective immediately, Kemper Distributors, Inc. ("KDI"), the Fund's principal underwriter, may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of .50% of the amount of Class A shares of the Fund purchased.

CLASS C SHARES
     As described more fully below, the "Summary of Expenses--Shareholder Transaction Expenses" table in the prospectus applicable to Class C shares purchased on or after April 1, 1996 is restated as follows:

                                                                                   CLASS C
                                                                                -------------
Maximum Sales Charge on Purchases (as a percentage of offering price)........       None
Maximum Sales Charge on Reinvested Dividends.................................       None
Redemption Fees..............................................................       None
Exchange Fee.................................................................       None
Deferred Sales Charge (as a percentage of redemption proceeds)...............   1% during the
                                                                                 first year

     Effective for Class C shares purchased on or after April 1, 1996, KDI advances to financial services firms for the sales of Class C shares the first year distribution fee at a rate of .75% of the purchase price of such shares and the first year service fee at a rate of up to .25% of the purchase price of such shares. Distribution and service fees for periods after the first year will be paid by KDI as currently provided. See "Investment Manager and Underwriter" in the prospectus.
     In addition, effective for Class C shares purchased on or after April 1, 1996, a contingent deferred sales charge of 1% may be imposed upon the redemption of Class C shares within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account; see "Special Features--Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2,
(e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts) and (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent.
     Investments are tracked on a monthly basis for purposes of the contingent deferred sales charge. The period of ownership for this purpose begins the first day of the month in which the order for the purchase of shares is received. A redemption will be made first from Class C shares representing reinvested dividends and then from the earliest purchase of Class C shares. KDI receives any contingent deferred sales charge directly.
     Class C shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

March 15, 1996
KMF-1B  3/96                                     (LOGO)printed on recycled paper